UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03897)

Exact name of registrant as specified in charter: Putnam U.S. Government Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
12/31/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (94.4%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (61.1%)
Government National Mortgage Association Graduated
Payment Mortgages
13 3/4s, November 20, 2014	$2,917	$3,556
13 1/2s, April 15, 2011	16,218	18,213
13 1/4s, December 20, 2014	15,521	18,750
12 3/4s, with due dates from December 15, 2013 to
July 20, 2014	31,172	36,907
12 1/4s, with due dates from February 15, 2014 to
March 15, 2014	44,097	51,566
11 1/4s, with due dates from September 15, 2015 to
January 15, 2016	88,917	103,903
10s, November 15, 2009	4,015	4,193
9 1/4s, with due dates from April 15, 2016 to
May 15, 2016	24,679	27,591
Government National Mortgage Association Pass-Through
Certificates
8 1/2s, December 15, 2019	10,790	11,905
8s, with due dates from March 15, 2008 to
November 15, 2009	529,079	536,275
7 1/2s, October 20, 2030	235,969	247,509
7s, with due dates from April 15, 2008 to
August 15, 2012	829,488	850,183
6 1/2s, with due dates from August 20, 2023 to
November 20, 2037	342,196,978	353,562,737
6 1/2s, TBA, January 1, 2037	73,700,000	76,095,250
6s, with due dates from November 15, 2023 to
October 15, 2033	1,153,817	1,191,535
5 1/2s, with due dates from March 15, 2033 to
October 15, 2035	10,435,327	10,517,173
5 1/2s, TBA, January 1, 2035	372,000,000	374,673,750
4 3/4s, Adjustable Rate Mortgage, 2026	29,267	29,710
		817,980,706

U.S. Government Agency Mortgage Obligations (33.3%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from June 1, 2021 to October 1, 2021	907,815	928,099
5 1/2s, with due dates from June 1, 2014 to May 1, 2020	802,699	815,249
5s, with due dates from May 1, 2034 to June 1, 2037	599,177	585,167
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from January 1, 2030 to
May 1, 2030	40,906	44,226
7s, with due dates from September 1, 2028 to
December 1, 2035	2,083,555	2,178,890
7s, with due dates from November 1, 2012 to
January 1, 2015	129,064	134,571
6 1/2s, with due dates from September 1, 2032 to
September 1, 2037	196,345	202,246
6 1/2s, with due dates from February 1, 2014 to
February 1, 2017	519,829	539,469
6 1/2s, TBA, January 1, 2038	64,300,000	66,078,294
6s, with due dates from March 1, 2037 to
September 1, 2037	656,462	666,797
6s, with due dates from July 1, 2016 to January 1, 2022	3,512,806	3,594,770
5 1/2s, with due dates from March 1, 2037 to
December 1, 2037	1,477,062	1,474,928
5 1/2s, with due dates from June 1, 2009 to
April 1, 2021	2,247,039	2,281,168
5 1/2s, TBA, January 1, 2038	365,400,000	364,829,063
5s, May 1, 2021	52,144	52,174
4 1/2s, with due dates from June 1, 2034 to
October 1, 2035	2,067,346	1,961,488
		446,366,599

Total U.S. government and agency mortgage obligations (cost $1,255,286,628)		$1,264,347,305

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.9%)(a)
	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$5,850,000	$5,943,478
Freddie Mac
6 7/8s, September 15, 2010	4,112,000	4,451,931
6 5/8s, September 15, 2009	14,600,000	15,313,385

Total U.S. government agency obligations (cost $25,452,626)		$25,708,794

U.S. TREASURY OBLIGATIONS (3.9%)(a)
	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$790,000	$816,663
4 1/4s, September 30, 2012	34,538,000	35,741,435
4s, February 15, 2014	15,220,000	15,548,181

Total U.S. treasury obligations (cost $50,274,569)		$52,106,279

COLLATERALIZED MORTGAGE OBLIGATIONS (42.7%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	$2,230,000	$2,212,384
FRB Ser. 05-1, Class A5, 4.967s, 2042	710,000	709,832
Ser. 04-4, Class A6, 4.877s, 2042	60,000	58,282
Banc of America Mortgage Securities IFB Ser. 06-2,
Class A4, IO (Interest only), 0.535s, 2046	1,684,254	21,554
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 1.785s, 2037	4,024,765	226,983
Commercial Mortgage Pass-Through Certificates FRB Ser.
04-LB3A, Class A5, 5.283s, 2037	40,000	40,615
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 1.317s, 2035	43,871,606	2,570,706
IFB Ser. 05-R2, Class 1AS, IO, 0.938s, 2035	33,653,964	1,461,309
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.811s, 2039	196,000	200,480
CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036	259,000	258,495
FRB Ser. 05-C5, Class A4, 5.1s, 2038	99,000	97,819
Ser. 04-C3, Class A3, 4.302s, 2036	555,000	548,742
Fannie Mae
IFB Ser. 07-64, Class LS, 15.255s, 2037	146,703	192,457
IFB Ser. 06-70, Class SM, 13.473s, 2036	379,969	476,811
IFB Ser. 07-75, Class JS, 13.44s, 2037	1,767,344	2,336,170
IFB Ser. 07-75, Class CS, 11.445s, 2037	1,125,388	1,518,081
IFB Ser. 07-75, Class ES, 11.01s, 2036	100,982	124,434
IFB Ser. 06-62, Class PS, 10.71s, 2036	2,188,284	2,751,446
IFB Ser. 07-80, Class AS, 10.44s, 2037	389,001	488,595
IFB Ser. 07-60, Class SB, 10.41s, 2037	512,373	611,260
IFB Ser. 06-76, Class QB, 10.41s, 2036	2,553,437	3,223,126
IFB Ser. 06-63, Class SP, 10.11s, 2036	2,780,554	3,458,233
Ser. 03-W6, Class PT1, 10.099s, 2042	818,790	917,812
IFB Ser. 07-W7, Class 1A4, 9.99s, 2037	1,242,114	1,481,666
IFB Ser. 06-49, Class SE, 9.54s, 2036	857,991	1,012,216
IFB Ser. 06-104, Class GS, 9.403s, 2036	950,108	1,151,493
IFB Ser. 06-60, Class AK, 9.34s, 2036	736,790	875,133
IFB Ser. 06-60, Class TK, 9.14s, 2036	735,802	861,105
IFB Ser. 06-104, Class ES, 9 1/8s, 2036	203,274	245,661
IFB Ser. 07-1, Class NK, 8.993s, 2037	2,312,683	2,815,836
IFB Ser. 07-81, Class SC, 8.61s, 2037	960,721	1,141,218
IFB Ser. 06-104, Class CS, 7.808s, 2036	246,737	278,605
Ser. 02-26, Class A2, 7 1/2s, 2048	365,737	390,465
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,733,958	2,959,987
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	777,272	841,467
Ser. 02-T19, Class A3, 7 1/2s, 2042	501,457	539,708
Ser. 02-14, Class A2, 7 1/2s, 2042	553,209	591,374
Ser. 01-T10, Class A2, 7 1/2s, 2041	3,389,667	3,642,153
Ser. 02-T4, Class A3, 7 1/2s, 2041	634,724	676,807
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,402,527	1,494,072
Ser. 01-T3, Class A1, 7 1/2s, 2040	1,135,864	1,208,787
Ser. 01-T1, Class A1, 7 1/2s, 2040	3,316,282	3,505,658
Ser. 99-T2, Class A1, 7 1/2s, 2039	1,397,396	1,510,647
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	2,301,228	2,460,269
Ser. 02-T1, Class A3, 7 1/2s, 2031	3,939,026	4,216,792
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,192,272	1,274,778
Ser. 01-T5, Class A3, 7 1/2s, 2030	35,708	38,119
Ser. 01-T4, Class A1, 7 1/2s, 2028	3,129,935	3,400,583
IFB Ser. 07-30, Class FS, 7.295s, 2037	2,292,120	2,576,479
IFB Ser. 06-115, Class ES, 7.1s, 2036	946,593	1,105,947
Ser. 02-26, Class A1, 7s, 2048	2,708,167	2,875,890
Ser. 04-W12, Class 1A3, 7s, 2044	1,637,174	1,753,762
Ser. 04-T3, Class 1A3, 7s, 2044	1,585,269	1,696,293
Ser. 04-T2, Class 1A3, 7s, 2043	1,039,388	1,112,416
Ser. 03-W8, Class 2A, 7s, 2042	10,194,873	10,865,839
Ser. 03-W3, Class 1A2, 7s, 2042	1,002,255	1,066,386
Ser. 02-T16, Class A2, 7s, 2042	6,992,748	7,438,299
Ser. 02-T19, Class A2, 7s, 2042	4,384,042	4,667,411
Ser. 01-T10, Class A1, 7s, 2041	1,936,503	2,044,898
Ser. 02-T4, Class A2, 7s, 2041	4,424,817	4,673,646
Ser. 04-W1, Class 2A2, 7s, 2033	6,379,851	6,819,398
IFB Ser. 05-74, Class CP, 6.912s, 2035	2,731,420	3,106,334
IFB Ser. 06-27, Class SP, 6.728s, 2036	2,015,000	2,286,400
IFB Ser. 06-8, Class HP, 6.728s, 2036	2,193,617	2,484,827
IFB Ser. 06-8, Class WK, 6.728s, 2036	3,469,135	3,898,870
IFB Ser. 05-106, Class US, 6.728s, 2035	3,292,396	3,741,505
IFB Ser. 05-99, Class SA, 6.728s, 2035	1,614,430	1,789,067
IFB Ser. 05-115, Class NQ, 6.694s, 2036	749,877	826,726
IFB Ser. 05-74, Class CS, 6.641s, 2035	3,108,609	3,412,536
IFB Ser. 05-74, Class DM, 6.545s, 2035	3,160,130	3,525,953
Ser. 381, Class 14, IO, 6 1/2s, 2037	197,382	41,545
Ser. 381, Class 15, IO, 6 1/2s, 2037	139,374	30,542
Ser. 371, Class 2, IO, 6 1/2s, 2036	3,239,184	711,036
IFB Ser. 06-60, Class CS, 6.252s, 2036	1,267,765	1,343,995
IFB Ser. 05-114, Class SP, 6.201s, 2036	939,716	988,152
IFB Ser. 07-96, Class AS, 5.825s, 2037	175,032	190,476
IFB Ser. 05-95, Class CP, 5.437s, 2035	276,639	298,635
FRB Ser. 07-103, Class HB, 5.265s, 2037	20,993,144	21,026,733
FRB Ser. 07-95, Class A1, 5.115s, 2036	15,961,280	15,851,147
FRB Ser. 07-95, Class A2, 5.115s, 2036	47,880,000	47,482,596
FRB Ser. 07-95, Class A3, 5.115s, 2036	13,271,000	12,783,954
FRB Ser. 07-101, Class A2, 5.115s, 2036	20,184,000	20,050,786
IFB Ser. 05-106, Class JC, 5.039s, 2035	1,748,366	1,784,025
IFB Ser. 05-83, Class QP, 4.745s, 2034	1,106,600	1,126,309

IFB Ser. 05-72, Class SB, 4.713s, 2035	1,027,427	1,059,773
IFB Ser. 05-57, Class MN, 4.477s, 2035	2,146,198	2,230,339
IFB Ser. 07-W6, Class 6A2, IO, 2.935s, 2037	1,583,023	157,384
IFB Ser. 06-90, Class SE, IO, 2.935s, 2036	1,444,009	177,606
IFB Ser. 03-66, Class SA, IO, 2.785s, 2033	2,700,023	277,489
IFB Ser. 07-W6, Class 5A2, IO, 2.425s, 2037	2,101,902	198,156
IFB Ser. 07-W4, Class 4A2, IO, 2.415s, 2037	10,290,594	915,169
IFB Ser. 07-W2, Class 3A2, IO, 2.415s, 2037	3,120,046	281,274
IFB Ser. 05-113, Class AI, IO, 2.365s, 2036	516,802	52,892
IFB Ser. 05-113, Class DI, IO, 2.365s, 2036	3,957,971	334,128
IFB Ser. 06-60, Class SI, IO, 2.285s, 2036	3,024,756	300,513
IFB Ser. 06-74, Class SN, IO, 2.235s, 2036	2,801,290	162,977
Ser. 03-W12, Class 2, IO, 2.225s, 2043	27,837,145	1,536,850
IFB Ser. 06-60, Class DI, IO, 2.205s, 2035	1,362,629	104,481
IFB Ser. 05-65, Class KI, IO, 2.135s, 2035	5,947,986	475,246
IFB Ser. 07-54, Class CI, IO, 1.895s, 2037	1,788,999	156,631
IFB Ser. 07-39, Class PI, IO, 1.895s, 2037	1,937,120	158,571
IFB Ser. 07-30, Class WI, IO, 1.895s, 2037	11,695,295	884,137
IFB Ser. 07-28, Class SE, IO, 1.885s, 2037	2,143,321	188,566
IFB Ser. 06-128, Class SH, IO, 1.885s, 2037	2,480,602	191,830
IFB Ser. 06-56, Class SM, IO, 1.885s, 2036	2,907,773	235,162
IFB Ser. 06-12, Class SD, IO, 1.885s, 2035	10,359,758	989,377
IFB Ser. 05-90, Class SP, IO, 1.885s, 2035	5,030,068	414,275
IFB Ser. 07-W5, Class 2A2, IO, 1 7/8s, 2037	1,109,361	80,996
IFB Ser. 07-30, Class IE, IO, 1 7/8s, 2037	5,668,635	569,202
IFB Ser. 06-123, Class CI, IO, 1 7/8s, 2037	4,858,260	409,910
IFB Ser. 06-123, Class UI, IO, 1 7/8s, 2037	2,049,550	170,479
IFB Ser. 05-82, Class SY, IO, 1.865s, 2035	12,373,566	915,686
IFB Ser. 07-15, Class BI, IO, 1.835s, 2037	3,446,413	288,806
IFB Ser. 06-16, Class SM, IO, 1.835s, 2036	1,608,906	137,302
IFB Ser. 05-95, Class CI, IO, 1.835s, 2035	3,516,574	313,263
IFB Ser. 05-84, Class SG, IO, 1.835s, 2035	5,819,861	524,481
IFB Ser. 05-104, Class NI, IO, 1.835s, 2035	4,044,663	361,622
IFB Ser. 05-83, Class QI, IO, 1.825s, 2035	935,915	91,019
IFB Ser. 06-128, Class GS, IO, 1.815s, 2037	2,032,721	174,023
IFB Ser. 05-83, Class SL, IO, 1.805s, 2035	10,156,959	773,302
IFB Ser. 06-114, Class IS, IO, 1.785s, 2036	2,442,612	183,743
IFB Ser. 06-115, Class IE, IO, 1.775s, 2036	1,811,313	162,325
IFB Ser. 06-117, Class SA, IO, 1.775s, 2036	2,743,084	205,260
IFB Ser. 06-121, Class SD, IO, 1.775s, 2036	2,197,181	167,035
IFB Ser. 06-109, Class SG, IO, 1.765s, 2036	1,702,117	130,232
IFB Ser. 06-104, Class SY, IO, 1.755s, 2036	181,180	13,307
IFB Ser. 06-109, Class SH, IO, 1.755s, 2036	2,409,195	228,103
IFB Ser. 07-W6, Class 4A2, IO, 1.735s, 2037	8,493,316	645,355
IFB Ser. 06-128, Class SC, IO, 1.735s, 2037	4,943,515	382,566
IFB Ser. 06-44, Class IS, IO, 1.735s, 2036	4,244,612	328,766
IFB Ser. 06-45, Class SM, IO, 1.735s, 2036	4,345,021	275,202
IFB Ser. 06-8, Class JH, IO, 1.735s, 2036	8,483,473	746,744
IFB Ser. 05-122, Class SG, IO, 1.735s, 2035	1,621,942	140,390
IFB Ser. 05-95, Class OI, IO, 1.725s, 2035	587,539	59,368
IFB Ser. 06-92, Class JI, IO, 1.715s, 2036	1,133,438	87,461
IFB Ser. 06-92, Class LI, IO, 1.715s, 2036	2,668,561	205,039
IFB Ser. 06-96, Class ES, IO, 1.715s, 2036	1,431,750	106,985
IFB Ser. 06-99, Class AS, IO, 1.715s, 2036	158,072	12,559
IFB Ser. 06-85, Class TS, IO, 1.695s, 2036	4,837,945	350,603
IFB Ser. 06-61, Class SE, IO, 1.685s, 2036	4,963,279	329,341
IFB Ser. 07-75, Class PI, IO, 1.675s, 2037	2,761,396	207,438
IFB Ser. 07-76, Class SA, IO, 1.675s, 2037	1,377,708	82,257
IFB Ser. 07-W7, Class 2A2, IO, 1.665s, 2037	7,275,114	534,049
IFB Ser. 07-90, Class S, IO, 1.645s, 2037	906,281	43,136
IFB Ser. 07-103, Class AI, IO, 1.635s, 2037	12,642,427	878,649
IFB Ser. 07-1, Class NI, IO, 1.635s, 2037	3,064,326	224,717
IFB Ser. 03-124, Class ST, IO, 1.635s, 2034	1,829,492	124,864
IFB Ser. 07-109, Class XI, IO, 1.585s, 2037	1,409,291	101,610
IFB Ser. 06-70, Class WI, IO, 1.585s, 2036	1,675,976	74,599
IFB Ser. 07-30, Class JS, IO, 1.575s, 2037	4,818,745	363,015
IFB Ser. 07-30, Class LI, IO, 1.575s, 2037	3,587,584	276,571
IFB Ser. 07-54, Class IA, IO, 1.545s, 2037	2,637,870	200,794
IFB Ser. 07-54, Class IB, IO, 1.545s, 2037	2,637,870	200,794
IFB Ser. 07-54, Class IC, IO, 1.545s, 2037	2,637,870	200,794
IFB Ser. 07-54, Class ID, IO, 1.545s, 2037	2,637,870	200,794
IFB Ser. 07-54, Class IE, IO, 1.545s, 2037	2,637,870	200,794
IFB Ser. 07-54, Class IF, IO, 1.545s, 2037	3,920,800	298,450
IFB Ser. 07-54, Class UI, IO, 1.545s, 2037	2,761,958	226,640
IFB Ser. 07-56, Class SA, IO, 1.545s, 2037	1,653,879	94,631
IFB Ser. 07-91, Class AS, IO, 1.535s, 2037	1,876,120	127,426
IFB Ser. 07-91, Class HS, IO, 1.535s, 2037	1,980,487	142,204
IFB Ser. 07-15, Class CI, IO, 1.515s, 2037	8,997,225	672,697
IFB Ser. 06-123, Class BI, IO, 1.515s, 2037	11,815,217	850,552
IFB Ser. 06-115, Class JI, IO, 1.515s, 2036	6,564,153	488,636
IFB Ser. 06-123, Class LI, IO, 1.455s, 2037	4,376,006	307,018
IFB Ser. 07-116, Class IA, IO, 1.263s, 2037	10,602,000	705,033
IFB Ser. 07-39, Class AI, IO, 1.255s, 2037	4,591,135	297,239
IFB Ser. 07-39, Class SY, IO, 1.245s, 2037	4,638,855	202,520
IFB Ser. 07-32, Class SD, IO, 1.245s, 2037	3,099,187	204,269
IFB Ser. 07-30, Class UI, IO, 1.235s, 2037	2,556,042	175,252
IFB Ser. 07-32, Class SC, IO, 1.235s, 2037	4,112,347	275,449
IFB Ser. 07-1, Class CI, IO, 1.235s, 2037	3,018,003	199,765
IFB Ser. 05-74, Class SE, IO, 1.235s, 2035	4,008,721	223,050
IFB Ser. 05-82, Class SI, IO, 1.235s, 2035	11,935,608	684,933
IFB Ser. 07-W4, Class 1A2, IO, 1.225s, 2037	36,032,039	2,143,083
IFB Ser. 07-W5, Class 1A2, IO, 1.215s, 2037	5,760,393	305,006
IFB Ser. 05-74, Class NI, IO, 1.215s, 2035	15,283,687	1,083,432
IFB Ser. 07-4, Class PS, IO, 1.19s, 2037	10,721,453	647,615
IFB Ser. 07-116, Class BI, IO, 1.013s, 2037	9,794,000	551,402

IFB Ser. 07-75, Class ID, IO, 1.005s, 2037	2,213,622	139,160
Ser. 06-84, Class OP, PO (Principal only), zero %, 2036	24,171	23,992
Ser. 372, Class 1, PO, zero %, 2036	7,117,016	5,662,945
Ser. 06-56, Class XF, zero %, 2036	237,059	240,686
Ser. 04-38, Class AO, PO, zero %, 2034	2,520,669	1,836,760
Ser. 04-61, Class CO, PO, zero %, 2031	3,523,268	2,991,165
Ser. 07-31, Class TS, IO, zero %, 2009	7,450,657	140,301
Ser. 07-15, Class IM, IO, zero %, 2009	2,889,061	57,218
Ser. 07-16, Class TS, IO, zero %, 2009	11,908,664	202,189
FRB Ser. 07-76, Class SF, zero %, 2037	155,087	156,520
FRB Ser. 06-115, Class SN, zero %, 2036	1,298,561	1,351,925
FRB Ser. 06-104, Class EK, zero %, 2036	137,014	136,209
FRB Ser. 05-117, Class GF, zero %, 2036	280,702	257,584
FRB Ser. 05-79, Class FE, zero %, 2035	670,867	668,546
FRB Ser. 05-45, Class FG, zero %, 2035	802,273	743,527
FRB Ser. 05-81, Class DF, zero %, 2033	292,095	297,566
FRB Ser. 06-1, Class HF, zero %, 2032	460,446	452,203
IFB Ser. 06-75, Class FY, zero %, 2036	636,571	636,952
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	7,290,631	7,859,375
Ser. T-42, Class A5, 7 1/2s, 2042	241,436	258,915
Ser. T-60, Class 1A2, 7s, 2044	3,928,786	4,206,061
Ser. T-59, Class 1A2, 7s, 2043	4,070,208	4,369,582
Ser. T-55, Class 1A2, 7s, 2043	2,422,877	2,570,160
IFB Ser. T-56, Class 2ASI, IO, 3.235s, 2043	1,274,479	133,820
Freddie Mac
FRB Ser. 3030, Class CF, 22.306s, 2035	913,255	840,275
IFB Ser. 3339, Class WS, 10.167s, 2037	1,080,971	1,453,370
IFB Ser. 3339, Class JS, 10.156s, 2037	974,748	1,216,542
IFB Ser. 3355, Class KS, 9.461s, 2037	213,434	241,335
IFB Ser. 3202, Class PS, 9.075s, 2036	1,817,129	2,268,874
IFB Ser. 3349, Class SA, 8.835s, 2037	1,700,025	2,085,894
IFB Ser. 3331, Class SE, 8.835s, 2037	424,634	505,584
IFB Ser. 3360, Class SB, 8.42s, 2037	587,652	774,144
IFB Ser. 3153, Class SX, 8.113s, 2036	3,700,185	4,424,822
IFB Ser. 3081, Class DC, 6.536s, 2035	1,293,195	1,466,298
IFB Ser. 3114, Class GK, 6.29s, 2036	853,564	966,459
IFB Ser. 2979, Class AS, 5.839s, 2034	657,240	710,218
IFB Ser. 3149, Class SU, 5.837s, 2036	846,393	881,132
IFB Ser. 3153, Class UT, 5.582s, 2036	2,199,585	2,358,564
IFB Ser. 3065, Class DC, 4.778s, 2035	2,078,116	2,150,884
IFB Ser. 3360, Class SC, 4.643s, 2037	1,208,104	1,283,036
IFB Ser. 3012, Class UP, 4.178s, 2035	101,231	106,798
IFB Ser. 3031, Class BS, 4.156s, 2035	2,789,100	2,820,574
IFB Ser. 3012, Class GP, 3.624s, 2035	1,379,165	1,454,506
IFB Ser. 3184, Class SP, IO, 2.323s, 2033	2,820,304	254,850
IFB Ser. 3203, Class SH, IO, 2.113s, 2036	1,600,742	164,195
IFB Ser. 2755, Class SG, IO, 2.073s, 2031	3,219,776	261,293
IFB Ser. 2594, Class SE, IO, 2.023s, 2030	3,434,942	223,817
IFB Ser. 2828, Class TI, IO, 2.023s, 2030	1,847,864	155,526
IFB Ser. 3297, Class BI, IO, 1.733s, 2037	7,564,310	670,156
IFB Ser. 3284, Class IV, IO, 1.723s, 2037	2,016,508	183,692
IFB Ser. 3287, Class SD, IO, 1.723s, 2037	3,104,163	253,582
IFB Ser. 3281, Class BI, IO, 1.723s, 2037	1,480,085	123,296
IFB Ser. 3249, Class SI, IO, 1.723s, 2036	1,239,591	116,302
IFB Ser. 3028, Class ES, IO, 1.723s, 2035	9,694,183	878,851
IFB Ser. 3042, Class SP, IO, 1.723s, 2035	2,142,774	194,371
IFB Ser. 3045, Class DI, IO, 1.703s, 2035	6,063,206	440,968
IFB Ser. 3136, Class NS, IO, 1.673s, 2036	5,802,224	466,799
IFB Ser. 3054, Class CS, IO, 1.673s, 2035	2,023,236	131,235
IFB Ser. 3107, Class DC, IO, 1.673s, 2035	4,989,607	468,862
IFB Ser. 3066, Class SI, IO, 1.673s, 2035	13,296,061	1,219,243
IFB Ser. 2950, Class SM, IO, 1.673s, 2016	1,130,409	91,246
IFB Ser. 3256, Class S, IO, 1.663s, 2036	3,104,299	266,395
IFB Ser. 3031, Class BI, IO, 1.662s, 2035	1,866,605	183,818
IFB Ser. 3244, Class SB, IO, 1.633s, 2036	2,122,820	169,087
IFB Ser. 3244, Class SG, IO, 1.633s, 2036	2,421,728	205,048
IFB Ser. 3236, Class IS, IO, 1.623s, 2036	3,939,609	299,801
IFB Ser. 3114, Class TS, IO, 1.623s, 2030	12,618,195	761,041
IFB Ser. 3128, Class JI, IO, 1.603s, 2036	6,273,475	529,724
IFB Ser. 3240, Class S, IO, 1.593s, 2036	7,586,749	595,691
IFB Ser. 3153, Class JI, IO, 1.593s, 2036	3,461,207	239,697
IFB Ser. 3065, Class DI, IO, 1.593s, 2035	1,449,665	141,825
IFB Ser. 3315, Class DS, IO, 1.573s, 2037	3,662,726	229,504
IFB Ser. 3145, Class GI, IO, 1.573s, 2036	5,125,931	464,611
IFB Ser. 3114, Class GI, IO, 1.573s, 2036	2,042,833	207,375
IFB Ser. 3339, Class JI, IO, 1.563s, 2037	3,310,798	207,918
IFB Ser. 3218, Class AS, IO, 1.553s, 2036	2,595,724	183,539
IFB Ser. 3221, Class SI, IO, 1.553s, 2036	3,190,778	234,605
IFB Ser. 3202, Class PI, IO, 1.513s, 2036	8,672,244	658,745
IFB Ser. 3355, Class MI, IO, 1.473s, 2037	1,926,314	140,423
IFB Ser. 3355, Class LI, IO, 1.473s, 2037	2,291,356	120,255
IFB Ser. 3201, Class SG, IO, 1.473s, 2036	4,014,251	305,510
IFB Ser. 3203, Class SE, IO, 1.473s, 2036	3,634,368	267,003
IFB Ser. 3171, Class PS, IO, 1.458s, 2036	621,901	49,098
IFB Ser. 3152, Class SY, IO, 1.453s, 2036	3,857,272	326,805
IFB Ser. 3284, Class BI, IO, 1.423s, 2037	2,412,724	173,084
IFB Ser. 3199, Class S, IO, 1.423s, 2036	1,779,817	138,104
IFB Ser. 3284, Class LI, IO, 1.413s, 2037	5,059,200	378,834
IFB Ser. 3281, Class AI, IO, 1.403s, 2037	9,078,953	687,744
IFB Ser. 3012, Class UI, IO, 1.393s, 2035	3,397,522	250,199
IFB Ser. 3311, Class IA, IO, 1.383s, 2037	3,711,646	293,368
IFB Ser. 3311, Class IB, IO, 1.383s, 2037	3,711,646	293,368
IFB Ser. 3311, Class IC, IO, 1.383s, 2037	3,711,646	293,368

IFB Ser. 3311, Class ID, IO, 1.383s, 2037	3,711,646	293,368
IFB Ser. 3311, Class IE, IO, 1.383s, 2037	5,254,744	415,334
IFB Ser. 3274, Class JS, IO, 1.383s, 2037	6,493,051	437,948
IFB Ser. 3240, Class GS, IO, 1.353s, 2036	4,597,496	340,142
IFB Ser. 3339, Class TI, IO, 1.113s, 2037	3,460,843	242,383
IFB Ser. 3288, Class SJ, IO, 1.103s, 2037	4,047,734	251,935
IFB Ser. 3284, Class CI, IO, 1.093s, 2037	6,870,200	463,707
IFB Ser. 3291, Class SA, IO, 1.083s, 2037	2,033,624	120,466
IFB Ser. 3016, Class SQ, IO, 1.083s, 2035	3,939,971	203,991
IFB Ser. 3284, Class WI, IO, 1.073s, 2037	11,425,325	742,666
IFB Ser. 3012, Class IG, IO, 1.053s, 2035	12,609,781	865,595
IFB Ser. 3235, Class SA, IO, 0.923s, 2036	1,894,574	101,880
Ser. 246, PO, zero %, 2037	3,090,113	2,471,758
Ser. 3300, PO, zero %, 2037	1,974,656	1,608,933
Ser. 242, PO, zero %, 2036	17,922,963	14,355,731
FRB Ser. 3349, Class DO, zero %, 2037	629,327	625,995
FRB Ser. 3327, Class YF, zero %, 2037	1,040,846	1,042,769
FRB Ser. 3326, Class XF, zero %, 2037	1,443,351	1,385,823
FRB Ser. 3326, Class YF, zero %, 2037	3,425,824	3,535,157
FRB Ser. 3263, Class TA, zero %, 2037	391,312	422,899
FRB Ser. 3239, Class BF, zero %, 2036	1,330,297	1,406,448
FRB Ser. 3231, Class XB, zero %, 2036	904,902	903,142
FRB Ser. 3283, Class HF, zero %, 2036	123,851	128,256
FRB Ser. 3174, Class SF, zero %, 2036	661,575	666,609
FRB Ser. 3149, Class XF, zero %, 2036	567,594	575,691
FRB Ser. 3231, Class X, zero %, 2036	664,408	685,618
FRB Ser. 3122, Class GF, zero %, 2036	827,513	838,823
FRB Ser. 3117, Class AF, zero %, 2036	164,927	175,708
FRB Ser. 3326, Class WF, zero %, 2035	3,153,404	3,000,249
FRB Ser. 3036, Class AS, zero %, 2035	153,053	151,567
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 15.015s, 2037	1,806,924	2,751,727
IFB Ser. 07-38, Class AS, 11.46s, 2037	2,370,770	3,097,262
IFB Ser. 07-44, Class SP, 10.598s, 2036	917,866	1,130,604
IFB Ser. 06-34, Class SA, 9.848s, 2036	5,277,257	6,278,701
IFB Ser. 07-51, Class SP, 9.788s, 2037	890,334	1,054,027
IFB Ser. 07-67, Class SB, 9.368s, 2037	5,733,658	6,659,465
IFB Ser. 07-35, Class DK, 8.781s, 2035	327,000	384,729
IFB Ser. 07-64, Class AM, 8.006s, 2037	7,498,994	7,993,928
IFB Ser. 05-84, Class SB, 4.628s, 2035	4,364,933	4,329,711
IFB Ser. 05-68, Class DP, 4.319s, 2035	7,642,749	7,804,385
IFB Ser. 05-84, Class SL, 4.075s, 2035	5,386,062	5,486,322
IFB Ser. 05-66, Class SP, 4.075s, 2035	2,466,782	2,503,135
IFB Ser. 05-7, Class NP, 3.564s, 2033	710,552	717,251
IFB Ser. 06-62, Class SI, IO, 2.431s, 2036	3,108,577	226,231
IFB Ser. 07-1, Class SL, IO, 2.411s, 2037	1,460,805	120,565
IFB Ser. 07-1, Class SM, IO, 2.401s, 2037	1,460,805	120,168
IFB Ser. 07-26, Class SG, IO, 1.901s, 2037	4,062,957	312,604
IFB Ser. 07-9, Class BI, IO, 1.871s, 2037	9,602,802	655,392
IFB Ser. 07-31, Class CI, IO, 1.861s, 2037	2,606,770	180,309
IFB Ser. 07-25, Class SA, IO, 1.851s, 2037	3,360,672	211,847
IFB Ser. 07-25, Class SB, IO, 1.851s, 2037	6,626,421	417,710
IFB Ser. 07-26, Class LS, IO, 1.851s, 2037	8,466,142	620,978
IFB Ser. 07-22, Class S, IO, 1.851s, 2037	2,189,515	192,392
IFB Ser. 07-11, Class SA, IO, 1.851s, 2037	2,168,671	160,163
IFB Ser. 07-14, Class SB, IO, 1.851s, 2037	385,944	28,101
IFB Ser. 07-51, Class SJ, IO, 1.801s, 2037	2,323,399	206,775
IFB Ser. 07-26, Class SD, IO, 1.773s, 2037	4,683,522	320,506
IFB Ser. 07-26, Class SL, IO, 1.773s, 2037	28,584,966	2,203,255
IFB Ser. 07-26, Class SM, IO, 1.773s, 2037	23,481,461	1,849,759
IFB Ser. 07-26, Class SN, IO, 1.773s, 2037	17,084,321	1,407,888
IFB Ser. 07-58, Class PS, IO, 1.751s, 2037	2,343,183	193,798
IFB Ser. 07-59, Class PS, IO, 1.721s, 2037	1,815,756	140,823
IFB Ser. 07-59, Class SP, IO, 1.721s, 2037	16,616,317	1,295,750
IFB Ser. 07-68, Class PI, IO, 1.701s, 2037	1,297,118	103,551
IFB Ser. 06-38, Class SG, IO, 1.701s, 2033	9,740,108	502,366
IFB Ser. 07-53, Class SG, IO, 1.651s, 2037	1,681,166	104,960
IFB Ser. 07-48, Class SB, IO, 1.623s, 2037	3,886,872	222,614
IFB Ser. 07-64, Class AI, IO, 1.601s, 2037	58,497,409	3,497,212
IFB Ser. 07-53, Class ES, IO, 1.601s, 2037	2,607,391	135,007
IFB Ser. 07-9, Class DI, IO, 1.561s, 2037	4,854,332	290,962
IFB Ser. 07-57, Class QA, IO, 1.551s, 2037	5,677,041	311,672
IFB Ser. 07-58, Class SA, IO, 1.551s, 2037	4,481,689	254,173
IFB Ser. 07-58, Class SC, IO, 1.551s, 2037	4,543,624	232,521
IFB Ser. 07-61, Class SA, IO, 1.551s, 2037	2,991,892	172,292
IFB Ser. 07-53, Class SC, IO, 1.551s, 2037	2,982,320	152,711
IFB Ser. 07-53, Class SE, IO, 1.551s, 2037	43,923,491	2,624,477
IFB Ser. 06-28, Class GI, IO, 1.551s, 2035	2,639,606	162,227
IFB Ser. 07-58, Class SD, IO, 1.541s, 2037	4,458,092	223,845
IFB Ser. 07-17, Class AI, IO, 1.523s, 2037	8,567,401	594,534
IFB Ser. 07-59, Class SD, IO, 1.521s, 2037	33,004,318	1,757,714
IFB Ser. 07-9, Class AI, IO, 1.473s, 2037	3,717,734	261,184
IFB Ser. 05-65, Class SI, IO, 1.401s, 2035	16,385,498	1,061,982
IFB Ser. 06-7, Class SB, IO, 1.371s, 2036	11,582,039	660,958
IFB Ser. 05-82, Class KS, IO, 1.351s, 2035	7,355,499	480,091
IFB Ser. 05-68, Class KI, IO, 1.351s, 2035	88,278,790	7,195,174
IFB Ser. 07-17, Class IB, IO, 1.301s, 2037	1,722,492	103,005
IFB Ser. 06-14, Class S, IO, 1.301s, 2036	3,146,000	180,059
IFB Ser. 06-20, Class S, IO, 1.301s, 2036	12,513,805	759,401
IFB Ser. 06-11, Class ST, IO, 1.291s, 2036	1,895,191	105,072
IFB Ser. 07-27, Class SD, IO, 1.251s, 2037	2,336,985	120,923
IFB Ser. 07-19, Class SJ, IO, 1.251s, 2037	4,060,884	192,922
IFB Ser. 07-23, Class ST, IO, 1.251s, 2037	4,698,127	206,104
IFB Ser. 07-8, Class SA, IO, 1.251s, 2037	1,569,296	89,450
IFB Ser. 07-9, Class CI, IO, 1.251s, 2037	6,314,454	325,267

IFB Ser. 07-7, Class EI, IO, 1.251s, 2037		2,423,121	120,180
IFB Ser. 07-7, Class JI, IO, 1.251s, 2037		5,800,415	298,721
IFB Ser. 07-1, Class S, IO, 1.251s, 2037		5,235,706	252,236
IFB Ser. 07-3, Class SA, IO, 1.251s, 2037		4,998,161	236,581
IFB Ser. 07-17, Class IC, IO, 1.223s, 2037		2,367,671	130,932
IFB Ser. 07-21, Class S, IO, 1.173s, 2037		5,093,692	271,275
IFB Ser. 07-31, Class AI, IO, 1.153s, 2037		2,128,114	193,006
IFB Ser. 07-43, Class SC, IO, 1.073s, 2037		3,036,288	153,054
IFB Ser. 07-73, Class MI, IO, 1.051s, 2037		28,067,526	1,215,324
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037		18,607,698	8,550
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037		54,486,628	24,977
Ser. 07-73, Class MO, PO, zero %, 2037		2,158,430	1,619,902
FRB Ser. 07-73, Class KI, IO, zero %, 2037		21,589,262	507,348
FRB Ser. 07-73, Class KM, zero %, 2037		2,159,423	2,238,457
FRB Ser. 07-49, Class UF, zero %, 2037		380,454	375,533
FRB Ser. 07-35, Class UF, zero %, 2037		436,467	458,865
FRB Ser. 07-22, Class TA, zero %, 2037		427,462	445,943
Greenwich Capital Commercial Funding Corp. FRB Ser.
05-GG5, Class A5, 5.224s, 2037		99,000	98,809
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class AM, 5.799s, 2045		160,000	161,323
Ser. 05-GG4, Class A4, 4.761s, 2039		558,000	543,487
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.835s, 2035		5,416,959	5,340,580
IFB Ser. 06-4F, Class 4A2, IO, 2.285s, 2036		2,421,212	125,624
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.063s, 2051		469,000	474,201
FRB Ser. 07-LD12, Class A3, 5.991s, 2051		991,000	1,006,331
FRB Ser. 07-LD11, Class AM, 5.819s, 2049		182,000	180,948
Ser. 06-CB16, Class A4, 5.552s, 2045		3,007,000	3,029,071
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049		186,000	179,723
Ser. 07-LDPX, Class A3, 5.42s, 2049		8,865,000	8,820,675
FRB Ser. 04-PNC1, Class A4, 5.2s, 2041		214,000	217,634
Ser. 05-CB12, Class A4, 4.895s, 2037		562,000	549,872
Ser. 04-C3, Class A5, 4.878s, 2042		532,000	521,546
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028		189,000	198,170
Ser. 07-C6, Class AM, 6.114s, 2017		320,000	321,337
Ser. 07-C6, Class A2, 5.845s, 2012		313,000	323,351
FRB Ser. 04-C4, Class A4, 5.126s, 2029		103,000	104,682
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 10.89s, 2036		1,722,528	2,045,872
IFB Ser. 07-5, Class 8A2, IO, 2.855s, 2036		3,456,667	239,547
Ser. 07-1, Class 3A2, IO, 2.385s, 2037		3,765,870	344,340
IFB Ser. 06-9, Class 3A2, IO, 2.365s, 2037		2,009,525	171,905
IFB Ser. 07-4, Class 3A2, IO, 2.335s, 2037		2,836,584	201,397
IFB Ser. 06-5, Class 2A2, IO, 2.285s, 2036		7,094,002	434,874
IFB Ser. 07-4, Class 2A2, IO, 1.805s, 2037		10,228,025	707,098
IFB Ser. 06-7, Class 2A5, IO, 1.761s, 2036		6,782,879	467,140
Ser. 06-9, Class 2A3, IO, 1.755s, 2036		6,299,355	471,099
IFB Ser. 06-9, Class 2A2, IO, 1.755s, 2037		4,511,644	339,302
IFB Ser. 06-8, Class 2A2, IO, 1.715s, 2036		17,814,790	938,571
IFB Ser. 06-7, Class 2A4, IO, 1.685s, 2036		6,401,341	329,574
IFB Ser. 06-6, Class 1A2, IO, 1.635s, 2036		2,879,729	148,305
IFB Ser. 06-6, Class 1A3, IO, 1.635s, 2036		4,953,134	297,705
IFB Ser. 07-5, Class 10A2, IO, 1.475s, 2037		5,690,384	281,447
IFB Ser. 06-5, Class 1A3, IO, 0.535s, 2036		1,873,752	22,083
IFB Ser. 06-4, Class 1A3, IO, 0.535s, 2036		3,984,685	72,991
IFB Ser. 06-7, Class 1A3, IO, 0.485s, 2036		2,707,526	35,214
IFB Ser. 06-9, Class 1A6, IO, 0.285s, 2037		3,390,360	36,840
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041		544,000	536,837
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043		528,000	512,920
Morgan Stanley Capital I
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049		69,000	68,609
Ser. 05-HQ6, Class A4A, 4.989s, 2042		99,000	96,403
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.685s, 2036		1,037,644	25,633
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		9,809,551	9,917,456
Ser. 04-20, Class 1A2, 5.892s, 2035		357,013	355,674
FRB Ser. 05-18, Class 6A1, 5.249s, 2035		7,056,972	6,977,863
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 1.385s, 2037		58,922,871	3,371,438
Ser. 07-4, Class 1A4, IO, 1s, 2037		58,922,871	1,551,273
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 1.016s, 2037		8,554,827	322,540
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
4.945s, 2037		2,323,200	2,269,767
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.29s, 2036		1,004,906	990,460
Ser. 05-AR2, Class 2A1, 4.544s, 2035		4,513,582	4,425,426
Ser. 05-AR9, Class 1A2, 4.38s, 2035		219,781	217,388
Ser. 04-R, Class 2A1, 4.36s, 2034		4,503,011	4,410,413

Total collateralized mortgage obligations (cost $528,715,025)			$572,454,991

PURCHASED OPTIONS OUTSTANDING (10.6%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.370	84,411,000	$4,623,190

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	84,411,000	4,567,479
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	84,411,000	4,567,479
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	84,411,000	2,361,820
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.370	84,411,000	2,324,679
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	213,467,000	11,546,430
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	213,467,000	5,968,537
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.655% versus the three month USD-LIBOR-BBA
maturing on March 10, 2018.	Mar-08/4.655	258,894,000	4,396,020
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	84,411,000	2,361,820
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.84% versus the three month
USD-LIBOR-BBA maturing on March 11, 2018.	Mar-08/4.840	30,782,000	726,763
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.38% versus the three month USD-LIBOR-BBA maturing
on September 30, 2018.	Sep-08/5.380	89,992,000	5,324,827
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.38%
versus the three month USD-LIBOR-BBA maturing on
September 30, 2018.	Sep-08/5.380	89,992,000	946,716
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.775% versus the three month
USD-LIBOR-BBA maturing July 1, 2018.	Jun-08/5.775	167,338,000	14,407,802
Option on an interest rate swap with Merrill Lynch
Capital Services, Inc. for the right to receive
a fixed rate of 5.35% versus the three month
USD-LIBOR-BBA maturing on November 12, 2019.	Nov-09/5.350	199,733,000	10,759,617
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	174,122,000	9,984,155
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	164,692,000	9,036,008
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	164,692,000	8,883,486
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.685% versus the three month USD-LIBOR-BBA maturing
on July 7, 2018.	Jul-08/5.685	85,494,000	6,803,613
Option on an interest rate swap with Merrill Lynch
Capital Services, Inc. for the right to pay a fixed
rate of 5.35% versus the three month USD-LIBOR-BBA
maturing on November 12, 2019.	Nov-09/5.350	199,733,000	5,614,495
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235	84,045,000	4,135,014
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.655% versus the three month
USD-LIBOR-BBA maturing on March 10, 2018.	Mar-08/4.655	258,894,000	3,953,311
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	164,692,000	3,315,250
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	164,692,000	3,272,430
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	174,122,000	3,252,599
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	58,000,000	2,115,840
Option on an interest rate swap with JPMorgan Chase

Bank, N.A. for the right to receive a fixed rate
of 5.175% versus the three month USD-LIBOR-BBA maturing
on April 29, 2018.	Apr-08/5.175	29,000,000	1,311,960
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 28, 2018.	May-08/5.450	17,029,000	1,081,852
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.160	23,384,000	1,031,234
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.220	11,254,000	543,793
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235	84,045,000	534,526
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	11,254,000	528,263
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.775% versus the three month USD-LIBOR-BBA
maturing July 1, 2018.	Jun-08/5.775	167,338,000	428,385
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.84% versus the three month USD-LIBOR-BBA
maturing on March 11, 2018.	Mar-08/4.840	30,782,000	335,431
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.685%
versus the three month USD-LIBOR-BBA maturing on
July 7, 2018.	Jul-08/5.685	85,494,000	290,680
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2018.	Apr-08/5.175	29,000,000	192,850
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.160	23,384,000	160,882
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215	2,946,000	141,437
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	58,000,000	136,300
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	11,254,000	81,366
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.220	11,254,000	76,865
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 28, 2018.	May-08/5.450	17,029,000	71,692
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.200	1,473,000	69,364
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.210	589,000	28,095
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215	2,946,000	20,386
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.200	1,473,000	10,576
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.210	589,000	4,123

Total purchased options outstanding (cost $112,878,234)			$142,329,440

ASSET-BACKED SECURITIES (0.5%)(a)
		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
5.015s, 2036		32,000	$27,723
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
5.025s, 2036		100,000	83,500
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
5.035s, 2036		131,000	108,075

GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.015s, 2036	196,000	147,409
Lehman XS Trust
FRB Ser. 07-6, Class 2A1, 5.075s, 2037	463,687	445,560
IFB Ser. 07-3, Class 4B, IO, 1.825s, 2037	4,216,054	300,930
Long Beach Mortgage Loan Trust FRB Ser. 06-1,
Class 2A3, 5.055s, 2036	45,000	40,500
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 5.035s, 2036	5,138,000	4,781,551
FRB Ser. 07-RZ1, Class A2, 5.025s, 2037	49,000	42,151
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 5.005s, 2037	46,000	39,100
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 5.025s, 2036	196,000	162,552

Total asset-backed securities (cost $6,552,840)		$6,179,051

SHORT-TERM INVESTMENTS (25.8%)(a)
	Principal
	amount/shares	Value

Interest in $300,000,000 joint tri-party repurchase
agreement dated December 31, 2007 with Bank of America
Sec. LLC due January 2, 2008 with respect to various
U.S. Government obligations -- maturity value
of $33,308,325 for an effective yield of 4.50%
(collateralized by Fannie Mae and Freddie Mac securities
with coupon rates of 5.00% and due dates of January 1,
2035 through April 1, 2035, valued at $306,000,000)	$33,300,000	$33,300,000
Federal Home Loan Banks, for an effective yield
of 4.26%, January 28, 2008	75,000,000	74,760,375
Federal Home Loan Discount, for an effective yield
of 4.34%, January 18, 2008	50,000,000	49,897,528
Federal Home Loan Banks, for an effective yield
of 4.26%, January 9, 2008	24,619,000	24,595,694
Federal Home Loan Banks, for an effective yield
of 3.10%, January 2, 2008	29,000,000	28,995,006
Putnam Prime Money Market Fund (e)	125,000,000	125,000,000
U.S. Treasury Bills for effective yields ranging from
2.81% to 3.95%, March 27, 2008 (SEG)	9,458,000	9,370,088

Total short-term investments (cost $345,932,252)		$345,918,691

TOTAL INVESTMENTS

Total investments (cost $2,325,092,174) (b)		$2,409,044,551

FUTURES CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	1,032	$247,073,700	Mar-08	$1,609,693
Euro-Dollar 90 day (Long)	976	235,094,000	Sep-09	2,382,061
Euro-Dollar 90 day (Short)	2,377	571,995,338	Jun-08	(3,629,030)
Euro-Dollar 90 day (Short)	3,157	761,705,175	Sep-08	(7,487,690)
U.S. Treasury Bond 20 yr (Long)	1,418	165,019,750	Mar-08	(550,514)
U.S. Treasury Note 2 yr (Short)	8,077	1,698,189,250	Mar-08	(656,330)
U.S. Treasury Note 5 yr (Short)	4,833	532,989,281	Mar-08	(2,562,094)
U.S. Treasury Note 10 yr (Long)	2,616	296,629,875	Mar-08	1,201,859

Total				$(9,692,045)

WRITTEN OPTIONS OUTSTANDING at 12/31/07 (premiums received $98,393,580) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.84% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	$186,491,000	Jun-08/5.840	$16,981,870
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.835% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	55,947,000	Jun-08/5.835	5,074,393
Option on an interest rate swap with Merrill Lynch Capital Services, Inc. for the obligation to pay a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.	55,728,000	Jul-08/5.830	4,923,012
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.84% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	186,491,000	Jun-08/5.840	343,143
Option on an interest rate swap with Merrill Lynch Capital Services, Inc. for the obligation to receive a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.	55,728,000	Jul-08/5.830	132,075
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.835% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	55,947,000	Jun-08/5.835	104,061
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.775% versus the three month
USD-LIBOR-BBA maturing on March 14, 2018.	30,503,000	Mar-08/4.775	396,844
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	139,701,000	Jul-09/5.890	11,732,090
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.385% versus the three month USD-LIBOR-BBA
maturing August 28, 2018.	83,876,000	Aug-08/5.385	4,997,332
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	35,680,000	May-08/5.700	2,895,789
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.35% versus the three month USD-LIBOR-BBA
maturing on August 28, 2018.	33,551,000	Aug-08/5.350	1,928,847
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	139,701,000	Jul-09/5.890	1,638,693
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	34,535,000	Mar-08/5.225	1,602,424
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.385% versus the three month
USD-LIBOR-BBA maturing on August 28, 2018.	83,876,000	Aug-08/5.385	752,368
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.35% versus the three month
USD-LIBOR-BBA maturing August 28, 2018.	33,551,000	Aug-08/5.350	322,090
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.225% versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	34,535,000	Mar-08/5.225	93,935
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	35,680,000	May-08/5.700	64,938
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.22% versus the three month
USD-LIBOR-BBA maturing October 28, 2019.	198,450,000	Oct-09/5.220	9,614,903
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.22% versus the three month
USD-LIBOR-BBA maturing October 28, 2019.	198,450,000	Oct-09/5.220	6,271,020
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	33,865,000	Dec-08/5.000	1,395,238
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	33,865,000	Dec-08/5.000	819,533
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.775% versus the three month USD-LIBOR-BBA
maturing on March 14, 2018.	30,503,000	Mar-08/4.775	635,377
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.775% versus the three month USD-LIBOR-BBA maturing on
March 14, 2018.	22,877,000	Mar-08/4.775	476,528
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.775% versus the three month USD-LIBOR-BBA maturing
on March 14, 2018.	22,877,000	Mar-08/4.775	297,630
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing on
August 28, 2018.	315,948,000	Aug-08/5.395	19,016,910
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing
on August 28, 2018.	315,948,000	Aug-08/5.395	2,780,342
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,473,000	May-12/5.510	82,105
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,473,000	May-12/5.510	65,799
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	736,500	May-12/5.515	41,251
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	736,500	May-12/5.515	32,796
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	294,500	May-12/5.520	16,516
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	294,500	May-12/5.520	13,064
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	391,998,000	Jan-12/5.320	19,568,540
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on

January 9, 2022.	391,998,000	Jan-12/5.320	19,215,742

Total			$134,327,198

TBA SALE COMMITMENTS OUTSTANDING at 12/31/07 (proceeds receivable $426,128,531) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, January 1, 2038	$64,300,000	1/14/08	$66,078,294
FNMA, 5 1/2s, January 1, 2038	360,000,000	1/14/08	359,437,500

Total			$425,515,794

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$45,000,000		8/11/15	4.892%	3 month USD-LIBOR-BBA	$(1,715,449)

24,940,000		5/31/16	5.58909%	3 month USD-LIBOR-BBA	(1,802,318)

3,333,000		10/3/16	5.15630%	3 month USD-LIBOR-BBA	(137,254)

71,000,000		10/21/15	4.943%	3 month USD-LIBOR-BBA	(1,977,206)

26,940,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	334,192

261,042,000		9/24/09	3 month USD-LIBOR-BBA	4.7375%	6,807,885

Citibank, N.A.
20,090,000		11/9/17	3 month USD-LIBOR-BBA	5.07641%	660,242

76,462,000		12/24/27	4.9425%	3 month USD-LIBOR-BBA	381,869

406,233,000		12/24/09	3 month USD-LIBOR-BBA	3.8675%	47,422

151,150,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(5,867,832)

131,500,000		4/6/09	3 month USD-LIBOR-BBA	5.264%	2,029,951

116,000,000		6/28/15	3 month USD-LIBOR-BBA	4.335%	(1,038,989)

97,880,000		11/23/17	4.885%	3 month USD-LIBOR-BBA	(1,657,081)

78,761,000		10/26/12	4.6275%	3 month USD-LIBOR-BBA	(1,424,759)

64,673,000		11/9/17	5.0825%	3 month USD-LIBOR-BBA	(2,157,040)

62,935,000		11/9/09	4.387%	3 month USD-LIBOR-BBA	(548,064)

Credit Suisse International
4,935,000		9/28/16	5.10886%	3 month USD-LIBOR-BBA	(249,513)

218,000		8/29/12	5.04556%	3 month USD-LIBOR-BBA	(10,878)

Goldman Sachs International
256,010,000		11/21/08	5.0925%	3 month USD-LIBOR-BBA	(1,908,433)

80,460,000		1/8/12	3 month USD-LIBOR-BBA	4.98%	3,629,383

8,486,000		12/20/16	3 month USD-LIBOR-BBA	5.074%	294,874

5,187,000		5/3/16	5.565%	3 month USD-LIBOR-BBA	(370,165)

3,112,000		10/19/16	5.32413%	3 month USD-LIBOR-BBA	(166,000)

59,363,000		11/20/26	3 month USD-LIBOR-BBA	5.261%	2,170,795

263,665,000		11/20/08	5.16%	3 month USD-LIBOR-BBA	(2,149,694)

56,785,000		11/21/26	3 month USD-LIBOR-BBA	5.2075%	1,691,756

34,089,300		9/21/17	5.149%	3 month USD-LIBOR-BBA	(1,751,253)

122,399,100		9/21/09	3 month USD-LIBOR-BBA	4.60%	2,849,145

23,700,000		7/25/09	5.327%	3 month USD-LIBOR-BBA	(838,056)

1,370,000		11/9/17	3 month USD-LIBOR-BBA	5.08%	45,415

2,510,000		11/9/17	3 month USD-LIBOR-BBA	5.071%	81,390

63,528,600		9/19/09	3 month USD-LIBOR-BBA	4.763%	1,679,749

150,000,000		11/6/09	4.365%	3 month USD-LIBOR-BBA	(1,242,146)

JPMorgan Chase Bank, N.A.
76,462,000		12/24/27	4.9675%	3 month USD-LIBOR-BBA	136,819

702,353,000		12/11/17	3 month USD-LIBOR-BBA	4.65%	(1,750,566)

59,195,000		11/20/26	3 month USD-LIBOR-BBA	5.266%	2,201,690

7,464,000		12/19/16	5.0595%	3 month USD-LIBOR-BBA	(251,254)

13,500,000		3/30/16	3 month USD-LIBOR-BBA	5.2755%	865,850

15,900,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,304,255

28,000,000	(F)	3/30/08	3 month USD-LIBOR-BBA	5.163%	396,185

31,500,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	610,070

8,004,000		1/19/17	3 month USD-LIBOR-BBA	5.249%	484,756

31,579,000		1/19/09	5.24%	3 month USD-LIBOR-BBA	(770,012)

91,000,000		10/16/16	5.3345%	3 month USD-LIBOR-BBA	(4,921,327)

3,373,000		9/18/16	5.291%	3 month USD-LIBOR-BBA	(216,064)

75,863,000		3/8/17	3 month USD-LIBOR-BBA	5.28%	4,748,650

600,000		4/17/09	5.12%	3 month USD-LIBOR-BBA	(8,320)

200,000		4/17/17	3 month USD-LIBOR-BBA	5.266%	9,701

74,700,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	(2,985,103)

65,600,000		9/2/15	3 month USD-LIBOR-BBA	4.4505%	457,669

7,925,000		8/2/15	3 month USD-LIBOR-BBA	4.6570%	175,052

53,690,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	(2,031,641)

22,000,000		1/17/16	4.946%	3 month USD-LIBOR-BBA	(870,840)

180,867,000		1/31/17	3 month USD-LIBOR-BBA	5.415%	13,485,569

262,992,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(2,158,854)

98,380,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(5,989,267)

65,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	(1,691,054)

19,300,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	1,105,349

117,339,000	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(2,540,952)

430,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(26,198)

38,670,000	9/11/27	5.27%	3 month USD-LIBOR-BBA	(1,922,057)

48,000,000	9/11/09	3 month USD-LIBOR-BBA	4.643%	1,119,756

26,000,000	9/11/17	3 month USD-LIBOR-BBA	5.01%	1,033,230

4,100,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	381,871

58,380,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	157,415

64,673,000	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(2,193,911)

62,935,000	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(560,976)

14,100,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	1,165,117

34,089,300	9/21/17	5.15%	3 month USD-LIBOR-BBA	(1,754,074)

122,399,100	9/21/09	3 month USD-LIBOR-BBA	4.6125%	2,879,099

Lehman Brothers Special Financing, Inc.
393,092,000	12/21/09	3 month USD-LIBOR-BBA	4.04125%	1,274,696

406,233,000	12/24/09	3 month USD-LIBOR-BBA	3.84625%	(116,750)

230,097,000	12/11/17	4.839%	3 month USD-LIBOR-BBA	(3,080,072)

8,600,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	(375,504)

161,001,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(10,042,001)

237,873,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(20,472,755)

246,364,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	4,942,079

119,270,000	6/14/17	3 month USD-LIBOR-BBA	5.8725%	11,324,016

37,160,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(1,923,248)

11,279,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(603,562)

73,210,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(4,864,916)

11,279,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	605,645

28,059,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	213,508

28,059,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(212,120)

23,000,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(521,998)

78,977,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(1,794,532)

225,426,000	2/1/17	3 month USD-LIBOR-BBA	5.08%	10,878,080

108,656,000	9/13/17	5.0275%	3 month USD-LIBOR-BBA	(4,478,246)

34,794,081	8/29/09	5.005%	3 month USD-LIBOR-BBA	(1,047,348)

2,163,766	8/29/17	3 month USD-LIBOR-BBA	5.32%	141,876

63,421,000	8/29/09	5.001%	3 month USD-LIBOR-BBA	(1,913,271)

8,637,000	8/29/17	5.3187%	3 month USD-LIBOR-BBA	(566,280)

377,000	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(23,872)

168,762,000	8/31/09	3 month USD-LIBOR-BBA	4.89%	4,735,321

78,761,000	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(1,375,547)

34,089,300	9/24/17	5.285%	3 month USD-LIBOR-BBA	(2,130,747)

168,762,000	9/4/09	3 month USD-LIBOR-BBA	4.836%	4,532,277

18,503,000	9/4/27	5.4475%	3 month USD-LIBOR-BBA	(2,597,864)

183,070,000	9/11/09	3 month USD-LIBOR-BBA	4.6525%	4,303,476

35,649,000	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(2,826,760)

325,188,000	11/13/17	5.045%	3 month USD-LIBOR-BBA	(9,858,100)

301,636,000	11/13/09	4.275%	3 month USD-LIBOR-BBA	(2,029,532)

2,440,000	11/9/17	3 month USD-LIBOR-BBA	5.068%	78,524

62,935,000	11/9/09	4.403%	3 month USD-LIBOR-BBA	(567,769)

64,673,000	11/9/17	5.067%	3 month USD-LIBOR-BBA	(2,076,044)

145,525,000	6/12/17	3 month USD-LIBOR-BBA	5.717%	12,047,421

35,000,000	11/6/17	4.97625%	3 month USD-LIBOR-BBA	(871,319)

42,352,500	9/19/09	3 month USD-LIBOR-BBA	4.755%	1,112,946

122,399,100	9/24/09	3 month USD-LIBOR-BBA	4.695%	3,092,430

Merrill Lynch Capital Services, Inc.
78,761,000	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,385,390)

Morgan Stanley Capital Services, Inc.
2,065,000	2/20/17	5.192%	3 month USD-LIBOR-BBA	(164,115)

147,000	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(8,922)

Total				$(22,878,718)

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
$33,040,000	(F)	11/2/08	20 bp plus	The spread return	$988,291
			change in spread	of Banc of America
			of Banc	Securities- CMBS
			of America	AAA 10 year Index
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.

5,205,000	(F)	4/30/08	110 bp plus Banc	The spread return	66,624
			of America	of Banc of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor

Lehman Brothers Special Financing, Inc.
3,095,000		6/1/08	(Beginning	The spread	(16,162)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

1,855,000	(F)	6/2/08	(Beginning	The spread	(33,453)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

Merrill Lynch Capital Services
619,800,000		2/12/08	5.50% (5.165%)	FNMA 5.5 30 YR	6,702,619
TBA

Morgan Stanley Capital Services Inc.
1,855,000	(F)	5/31/08	(Banc of America	The spread return	(22,933)
			Securities AAA	of Banc of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor
minus 250 bp)

Total					$7,684,986

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $1,339,516,715.

(b) The aggregate identified cost on a tax basis is $2,326,162,335, resulting in gross unrealized appreciation and depreciation of $107,105,769 and $24,223,553, respectively, or net unrealized appreciation of $82,882,216.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $346,271 for the period ended December 31, 2007. During the period ended December 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $125,000,000 and $43,602,267, respectively.

At December 31, 2007, liquid assets totaling $455,830,221 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at December 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2007.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2008